Assets Held for Sale	12 Months Ended
Dec. 30, 2012
Assets Held for Sale [Abstract]
Assets Held for Sale
(15) Assets Held for Sale
As of December 30, 2012 and January 1, 2012, the Company intended to dispose of various assets which are classified as held for sale on the consolidated balance sheet in accordance with ASC 360. The following table summarizes the major classes of assets and liabilities held for sale at December 30, 2012 and January 1, 2012:

	December 30, 2012	January 1, 2012
Long-term assets held for sale:
Property, plant and equipment, net	$474	$934

Total long-term assets held for sale	$474	$934

These assets are real property and no publication related assets are included.
During the years ended December 30, 2012 and January 1, 2012 the Company recorded an impairment charge in the amount of $2,128 and $355, respectively, related to property, plant and equipment which were classified as held for sale, refer to Note 16 for fair value measurement discussion.